Basis of preparation and statement of compliance - Significant investments in subsidiaries (Details) € in Thousands			6 Months Ended		12 Months Ended
	Feb. 24, 2026	Jan. 14, 2026	Jun. 30, 2026 EUR (€) entity	Jun. 30, 2025	Dec. 31, 2025
Basis of preparation and statement of compliance
Number of entities being consolidated | entity			2
Hepalys Pharma, Inc
Basis of preparation and statement of compliance
Proportion of ownership interest	13.68%	13.92%	13.68%	15.00%	14.64%
Inventiva Inc.
Basis of preparation and statement of compliance
Percent of ownership interest			100.00%
Non-controlling interest | €			€ 0